PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited)
as of July 31, 2023
Description	Shares	Value
Short-Term Investment 78.1%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $33,585,430)(wj)	33,585,430	$33,585,430

TOTAL INVESTMENTS 78.1% (cost $33,585,430)		33,585,430
Other assets in excess of liabilities(z) 21.9%		9,431,802

Net Assets 100.0%		$43,017,232

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PHP—Philippine Peso
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
ZAR—South African Rand

ASX—Australian Securities Exchange
BTP—Buoni del Tesoro Poliennali
CAC40—French Stock Market Index
CBOE—Chicago Board Options Exchange
CME—Chicago Mercantile Exchange
DAX—German Stock Index
EURIBOR—Euro Interbank Offered Rate
FTSE—Financial Times Stock Exchange
MSC—Morgan Stanley & Co. LLC

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2023
NASDAQ—National Association of Securities Dealers Automated Quotations
OTC—Over-the-counter
S&P—Standard & Poor’s
SGX—Singapore Exchange
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SPI—Share Price Index
STOXX—Stock Index of the Eurozone
TOPIX—Tokyo Stock Price Index
TSX—Toronto Stock Exchange

(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at July 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	90 Day ASX Bank Bill	Dec. 2023	$664,377	$307
3	90 Day ASX Bank Bill	Mar. 2024	1,992,986	628
3	90 Day ASX Bank Bill	Jun. 2024	1,993,132	(117)
26	90 Day ASX Bank Bill	Sep. 2024	17,278,445	537
1	3 Month CME SOFR	Mar. 2024	236,562	(189)
3	3 Month CME SOFR	Jun. 2024	711,300	(318)
4	3 Month CME SOFR	Sep. 2024	951,600	(7)
6	3 Month SONIA Index	Dec. 2024	1,819,149	234
66	5 Year Euro-Bobl	Sep. 2023	8,409,790	1,236
74	5 Year U.S. Treasury Notes	Sep. 2023	7,904,703	(32,739)
27	10 Year Australian Treasury Bonds	Sep. 2023	2,101,219	(14,691)
25	10 Year Euro-Bund	Sep. 2023	3,655,837	(7,283)
31	ASX SPI 200 Index	Sep. 2023	3,830,336	4,764
10	CAC40 10 Euro	Aug. 2023	826,109	8,694
3	DAX Index	Sep. 2023	1,364,672	30,864
54	Euro STOXX 50 Index	Sep. 2023	2,669,410	35,602
5	Euro-BTP Italian Government Bond	Sep. 2023	637,710	(674)
19	FTSE 100 Index	Sep. 2023	1,874,859	3,218
14	NASDAQ 100 E-Mini Index	Sep. 2023	4,440,100	23,320
18	Nikkei 225 (SGX)	Sep. 2023	2,102,204	45,710
19	Russell 2000 E-Mini Index	Sep. 2023	1,912,920	27,507
25	S&P 500 E-Mini Index	Sep. 2023	5,768,125	43,819
21	S&P/TSX 60 Index	Sep. 2023	3,949,494	2,937
17	TOPIX Index	Sep. 2023	2,780,656	57,738
				231,097

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2023
Futures contracts outstanding at July 31, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
1	3 Month Euro EURIBOR	Dec. 2023	$264,196	$(330)
3	3 Month Euro EURIBOR	Mar. 2024	793,248	(1,059)
3	3 Month Euro EURIBOR	Jun. 2024	794,732	(1,650)
1	3 Month SONIA Index	Jun. 2024	302,197	(1,028)
2	3 Month SONIA Index	Sep. 2024	605,132	(98)
11	2 Year U.S. Treasury Notes	Sep. 2023	2,233,344	(215)
100	3 Year Australian Treasury Bonds	Sep. 2023	7,120,538	(18,502)
1	10 Year Canadian Government Bonds	Sep. 2023	91,078	(441)
2	10 Year Japanese Government Bonds	Sep. 2023	2,063,754	21,926
7	10 Year U.K. Gilt	Sep. 2023	863,579	(6,165)
37	10 Year U.S. Treasury Notes	Sep. 2023	4,122,031	7,779
21	20 Year U.S. Treasury Bonds	Sep. 2023	2,613,187	30,410
5	30 Year Euro Buxl	Sep. 2023	739,853	(6,358)
20	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	2,644,375	40,941
6	CBOE Volatility Index	Aug. 2023	89,180	4,381
3	CBOE Volatility Index	Sep. 2023	49,018	3,678
3	CBOE Volatility Index	Oct. 2023	51,831	3,081
2	CBOE Volatility Index	Nov. 2023	35,579	19
329	Euro Schatz Index	Sep. 2023	38,000,314	(32,024)
				44,345
				$275,442
Forward foreign currency exchange contracts outstanding at July 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 08/16/23	MSC	AUD	860	$584,268	$578,002	$—	$(6,266)
Expiring 08/16/23	MSC	AUD	350	237,736	235,233	—	(2,503)
Expiring 08/16/23	MSC	AUD	330	225,321	221,792	—	(3,529)
Expiring 08/16/23	MSC	AUD	290	195,220	194,908	—	(312)
Expiring 08/16/23	MSC	AUD	230	153,120	154,582	1,462	—
Expiring 08/16/23	MSC	AUD	180	120,096	120,977	881	—
Expiring 08/16/23	MSC	AUD	180	122,944	120,977	—	(1,967)
Expiring 08/16/23	MSC	AUD	140	93,408	94,093	685	—
Expiring 08/16/23	MSC	AUD	100	67,892	67,209	—	(683)
Expiring 08/16/23	MSC	AUD	100	67,938	67,210	—	(728)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2023
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 08/16/23	MSC	AUD	70	$47,170	$47,046	$—	$(124)
Expiring 08/16/23	MSC	AUD	60	40,763	40,326	—	(437)
Expiring 08/16/23	MSC	AUD	20	13,463	13,441	—	(22)
Expiring 08/16/23	MSC	AUD	20	13,522	13,442	—	(80)
Expiring 08/16/23	MSC	AUD	20	13,785	13,442	—	(343)
Expiring 08/16/23	MSC	AUD	10	6,657	6,721	64	—
Expiring 08/16/23	MSC	AUD	10	6,813	6,721	—	(92)
Expiring 08/16/23	MSC	AUD	10	6,739	6,721	—	(18)
Expiring 08/16/23	MSC	AUD	10	6,813	6,721	—	(92)
Expiring 08/16/23	MSC	AUD	10	6,893	6,721	—	(172)
Brazilian Real,
Expiring 08/02/23	MSC	BRL	4,028	840,000	851,537	11,537	—
Expiring 08/02/23	MSC	BRL	1,678	350,000	354,807	4,807	—
Expiring 08/02/23	MSC	BRL	489	100,000	103,342	3,342	—
Expiring 08/02/23	MSC	BRL	383	80,000	80,904	904	—
Expiring 08/02/23	MSC	BRL	336	70,000	71,049	1,049	—
Expiring 08/02/23	MSC	BRL	245	50,000	51,698	1,698	—
Expiring 08/02/23	MSC	BRL	193	40,000	40,718	718	—
Expiring 08/02/23	MSC	BRL	192	40,000	40,549	549	—
Expiring 08/02/23	MSC	BRL	98	20,000	20,672	672	—
Expiring 08/02/23	MSC	BRL	97	20,000	20,457	457	—
Expiring 08/02/23	MSC	BRL	96	20,000	20,293	293	—
Expiring 08/02/23	MSC	BRL	96	20,000	20,303	303	—
Expiring 08/02/23	MSC	BRL	96	20,000	20,339	339	—
Expiring 08/02/23	MSC	BRL	95	20,000	20,175	175	—
Expiring 08/02/23	MSC	BRL	49	10,000	10,324	324	—
Expiring 08/02/23	MSC	BRL	49	10,000	10,345	345	—
Expiring 08/02/23	MSC	BRL	48	10,000	10,121	121	—
Expiring 08/02/23	MSC	BRL	48	10,000	10,169	169	—
Expiring 08/02/23	MSC	BRL	48	10,000	10,146	146	—
Expiring 08/02/23	MSC	BRL	48	10,000	10,126	126	—
Expiring 09/05/23	MSC	BRL	3,882	810,000	815,380	5,380	—
Expiring 09/05/23	MSC	BRL	910	190,000	191,262	1,262	—
Expiring 09/05/23	MSC	BRL	336	70,000	70,481	481	—
Expiring 09/05/23	MSC	BRL	239	50,000	50,110	110	—
Expiring 09/05/23	MSC	BRL	238	50,000	49,988	—	(12)
Expiring 09/05/23	MSC	BRL	191	40,000	40,092	92	—
Expiring 09/05/23	MSC	BRL	190	40,000	39,898	—	(102)
Expiring 09/05/23	MSC	BRL	143	30,000	29,999	—	(1)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2023
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 09/05/23	MSC	BRL	96	$20,000	$20,133	$133	$—
Expiring 09/05/23	MSC	BRL	95	20,000	19,986	—	(14)
Expiring 09/05/23	MSC	BRL	48	10,000	10,015	15	—
Expiring 09/05/23	MSC	BRL	48	10,000	9,988	—	(12)
Expiring 09/05/23	MSC	BRL	48	10,000	10,067	67	—
Expiring 09/05/23	MSC	BRL	48	10,000	10,028	28	—
British Pound,
Expiring 08/16/23	MSC	GBP	2,410	3,115,743	3,093,134	—	(22,609)
Expiring 08/16/23	MSC	GBP	460	594,706	590,391	—	(4,315)
Expiring 08/16/23	MSC	GBP	390	504,207	500,548	—	(3,659)
Expiring 08/16/23	MSC	GBP	370	478,351	474,880	—	(3,471)
Expiring 08/16/23	MSC	GBP	260	334,453	333,699	—	(754)
Expiring 08/16/23	MSC	GBP	150	192,926	192,519	—	(407)
Expiring 08/16/23	MSC	GBP	110	141,533	141,180	—	(353)
Expiring 08/16/23	MSC	GBP	70	91,831	89,842	—	(1,989)
Expiring 08/16/23	MSC	GBP	70	90,045	89,842	—	(203)
Expiring 08/16/23	MSC	GBP	60	78,664	77,007	—	(1,657)
Expiring 08/16/23	MSC	GBP	50	64,665	64,172	—	(493)
Expiring 08/16/23	MSC	GBP	40	51,475	51,339	—	(136)
Expiring 08/16/23	MSC	GBP	40	51,282	51,338	56	—
Expiring 08/16/23	MSC	GBP	30	38,593	38,503	—	(90)
Expiring 08/16/23	MSC	GBP	30	38,556	38,504	—	(52)
Expiring 08/16/23	MSC	GBP	30	38,490	38,504	14	—
Expiring 08/16/23	MSC	GBP	20	25,704	25,669	—	(35)
Expiring 08/16/23	MSC	GBP	20	25,733	25,669	—	(64)
Expiring 08/16/23	MSC	GBP	20	25,689	25,669	—	(20)
Expiring 08/16/23	MSC	GBP	20	25,733	25,669	—	(64)
Expiring 08/16/23	MSC	GBP	20	25,737	25,669	—	(68)
Expiring 08/16/23	MSC	GBP	20	25,641	25,669	28	—
Expiring 08/16/23	MSC	GBP	20	25,733	25,669	—	(64)
Expiring 08/16/23	MSC	GBP	20	25,706	25,669	—	(37)
Expiring 08/16/23	MSC	GBP	10	12,867	12,835	—	(32)
Expiring 08/16/23	MSC	GBP	10	12,947	12,834	—	(113)
Expiring 08/16/23	MSC	GBP	10	12,844	12,834	—	(10)
Expiring 08/16/23	MSC	GBP	10	12,928	12,834	—	(94)
Expiring 08/16/23	MSC	GBP	10	13,119	12,835	—	(284)
Expiring 08/16/23	MSC	GBP	10	12,852	12,835	—	(17)
Expiring 08/16/23	MSC	GBP	10	12,852	12,835	—	(17)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2023
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 08/16/23	MSC	CAD	609	$460,193	$461,926	$1,733	$—
Expiring 08/16/23	MSC	CAD	555	420,000	420,812	812	—
Expiring 08/16/23	MSC	CAD	368	279,881	279,368	—	(513)
Expiring 08/16/23	MSC	CAD	277	210,000	210,406	406	—
Expiring 08/16/23	MSC	CAD	251	190,040	190,182	142	—
Expiring 08/16/23	MSC	CAD	238	180,000	180,348	348	—
Expiring 08/16/23	MSC	CAD	197	149,587	149,520	—	(67)
Expiring 08/16/23	MSC	CAD	171	130,000	129,826	—	(174)
Expiring 08/16/23	MSC	CAD	158	119,963	120,183	220	—
Expiring 08/16/23	MSC	CAD	105	79,989	79,952	—	(37)
Expiring 08/16/23	MSC	CAD	92	70,012	69,963	—	(49)
Expiring 08/16/23	MSC	CAD	79	60,010	60,055	45	—
Expiring 08/16/23	MSC	CAD	66	50,051	49,975	—	(76)
Expiring 08/16/23	MSC	CAD	66	50,049	49,951	—	(98)
Expiring 08/16/23	MSC	CAD	66	50,102	50,045	—	(57)
Expiring 08/16/23	MSC	CAD	66	50,061	49,985	—	(76)
Expiring 08/16/23	MSC	CAD	53	40,009	40,011	2	—
Expiring 08/16/23	MSC	CAD	53	40,140	40,094	—	(46)
Expiring 08/16/23	MSC	CAD	52	40,007	39,821	—	(186)
Expiring 08/16/23	MSC	CAD	40	30,012	29,998	—	(14)
Expiring 08/16/23	MSC	CAD	40	30,084	30,041	—	(43)
Expiring 08/16/23	MSC	CAD	40	30,007	29,964	—	(43)
Expiring 08/16/23	MSC	CAD	39	29,939	29,926	—	(13)
Expiring 08/16/23	MSC	CAD	39	30,005	29,866	—	(139)
Expiring 08/16/23	MSC	CAD	26	19,861	19,890	29	—
Expiring 08/16/23	MSC	CAD	26	20,021	19,991	—	(30)
Expiring 08/16/23	MSC	CAD	26	20,004	19,911	—	(93)
Expiring 08/16/23	MSC	CAD	26	20,021	19,991	—	(30)
Expiring 08/16/23	MSC	CAD	26	20,043	20,015	—	(28)
Expiring 08/16/23	MSC	CAD	26	19,997	19,988	—	(9)
Expiring 08/16/23	MSC	CAD	13	10,007	10,045	38	—
Expiring 08/16/23	MSC	CAD	13	10,032	10,021	—	(11)
Expiring 08/16/23	MSC	CAD	13	10,009	10,024	15	—
Expiring 08/16/23	MSC	CAD	13	9,995	10,033	38	—
Expiring 08/16/23	MSC	CAD	13	10,001	10,008	7	—
Expiring 08/16/23	MSC	CAD	13	10,010	9,990	—	(20)
Expiring 08/16/23	MSC	CAD	13	9,999	9,994	—	(5)
Expiring 08/16/23	MSC	CAD	13	9,974	9,969	—	(5)
Expiring 08/16/23	MSC	CAD	13	10,004	9,999	—	(5)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2023
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 08/16/23	MSC	CAD	13	$10,001	$10,009	$8	$—
Expiring 08/16/23	MSC	CAD	13	10,019	10,008	—	(11)
Expiring 08/16/23	MSC	CAD	—*	34	34	—	—
Chilean Peso,
Expiring 08/17/23	MSC	CLP	81,489	100,000	96,940	—	(3,060)
Expiring 08/17/23	MSC	CLP	57,444	70,000	68,336	—	(1,664)
Expiring 08/17/23	MSC	CLP	16,557	20,000	19,697	—	(303)
Expiring 08/17/23	MSC	CLP	8,166	10,000	9,714	—	(286)
Expiring 08/17/23	MSC	CLP	8,069	10,000	9,599	—	(401)
Chinese Renminbi,
Expiring 08/16/23	MSC	CNH	1,434	200,561	200,919	358	—
Expiring 08/16/23	MSC	CNH	502	70,195	70,290	95	—
Expiring 08/16/23	MSC	CNH	357	50,060	49,981	—	(79)
Expiring 08/16/23	MSC	CNH	72	10,025	10,082	57	—
Expiring 08/16/23	MSC	CNH	71	10,005	9,993	—	(12)
Colombian Peso,
Expiring 08/16/23	MSC	COP	208,129	50,000	52,819	2,819	—
Expiring 08/16/23	MSC	COP	40,112	10,000	10,180	180	—
Expiring 08/16/23	MSC	COP	40,065	10,000	10,168	168	—
Expiring 08/16/23	MSC	COP	39,511	10,000	10,027	27	—
Czech Koruna,
Expiring 08/16/23	MSC	CZK	1,438	66,575	66,116	—	(459)
Expiring 08/16/23	MSC	CZK	1,433	66,941	65,904	—	(1,037)
Expiring 08/16/23	MSC	CZK	1,203	55,075	55,332	257	—
Expiring 08/16/23	MSC	CZK	958	44,056	44,049	—	(7)
Expiring 08/16/23	MSC	CZK	721	33,018	33,155	137	—
Expiring 08/16/23	MSC	CZK	718	33,122	33,035	—	(87)
Expiring 08/16/23	MSC	CZK	713	33,656	32,799	—	(857)
Expiring 08/16/23	MSC	CZK	481	22,034	22,126	92	—
Expiring 08/16/23	MSC	CZK	479	22,195	22,042	—	(153)
Expiring 08/16/23	MSC	CZK	240	11,026	11,024	—	(2)
Expiring 08/16/23	MSC	CZK	240	10,978	11,049	71	—
Expiring 08/16/23	MSC	CZK	239	11,028	10,999	—	(29)
Euro,
Expiring 08/16/23	MSC	EUR	190	211,556	209,076	—	(2,480)
Expiring 08/16/23	MSC	EUR	160	177,378	176,064	—	(1,314)
Expiring 08/16/23	MSC	EUR	150	165,477	165,060	—	(417)
Expiring 08/16/23	MSC	EUR	150	166,553	165,060	—	(1,493)
Expiring 08/16/23	MSC	EUR	140	157,517	154,056	—	(3,461)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2023
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 08/16/23	MSC	EUR	120	$134,500	$132,048	$—	$(2,452)
Expiring 08/16/23	MSC	EUR	100	112,150	110,040	—	(2,110)
Expiring 08/16/23	MSC	EUR	90	101,292	99,036	—	(2,256)
Expiring 08/16/23	MSC	EUR	70	77,603	77,028	—	(575)
Expiring 08/16/23	MSC	EUR	70	77,881	77,028	—	(853)
Expiring 08/16/23	MSC	EUR	50	55,673	55,020	—	(653)
Expiring 08/16/23	MSC	EUR	50	55,673	55,020	—	(653)
Expiring 08/16/23	MSC	EUR	50	56,013	55,020	—	(993)
Expiring 08/16/23	MSC	EUR	20	22,506	22,008	—	(498)
Expiring 08/16/23	MSC	EUR	20	22,512	22,008	—	(504)
Expiring 08/16/23	MSC	EUR	10	11,208	11,004	—	(204)
Expiring 08/16/23	MSC	EUR	10	11,135	11,004	—	(131)
Expiring 08/16/23	MSC	EUR	10	11,253	11,004	—	(249)
Expiring 08/16/23	MSC	EUR	10	11,104	11,004	—	(100)
Hungarian Forint,
Expiring 08/16/23	MSC	HUF	18,986	54,974	53,711	—	(1,263)
Expiring 08/16/23	MSC	HUF	18,730	55,118	52,989	—	(2,129)
Expiring 08/16/23	MSC	HUF	15,148	43,883	42,855	—	(1,028)
Expiring 08/16/23	MSC	HUF	15,112	44,026	42,754	—	(1,272)
Expiring 08/16/23	MSC	HUF	11,395	32,860	32,237	—	(623)
Expiring 08/16/23	MSC	HUF	11,238	33,071	31,794	—	(1,277)
Expiring 08/16/23	MSC	HUF	7,599	21,913	21,498	—	(415)
Expiring 08/16/23	MSC	HUF	7,594	21,990	21,485	—	(505)
Expiring 08/16/23	MSC	HUF	7,501	22,008	21,220	—	(788)
Expiring 08/16/23	MSC	HUF	3,795	11,057	10,735	—	(322)
Expiring 08/16/23	MSC	HUF	3,787	10,971	10,714	—	(257)
Expiring 08/16/23	MSC	HUF	3,778	11,007	10,689	—	(318)
Expiring 08/16/23	MSC	HUF	3,765	11,078	10,650	—	(428)
Expiring 08/16/23	MSC	HUF	3,742	11,178	10,585	—	(593)
Indian Rupee,
Expiring 08/18/23	MSC	INR	9,000	110,000	109,400	—	(600)
Expiring 08/18/23	MSC	INR	8,999	110,000	109,386	—	(614)
Expiring 08/18/23	MSC	INR	8,997	110,000	109,364	—	(636)
Expiring 08/18/23	MSC	INR	8,182	100,000	99,450	—	(550)
Expiring 08/18/23	MSC	INR	8,180	100,000	99,429	—	(571)
Expiring 08/18/23	MSC	INR	8,180	100,000	99,426	—	(574)
Expiring 08/18/23	MSC	INR	8,179	100,000	99,417	—	(583)
Expiring 08/18/23	MSC	INR	6,567	80,000	79,826	—	(174)
Expiring 08/18/23	MSC	INR	4,111	50,000	49,966	—	(34)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2023
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 08/18/23	MSC	INR	4,105	$50,000	$49,898	$—	$(102)
Expiring 08/18/23	MSC	INR	3,293	40,000	40,028	28	—
Expiring 08/18/23	MSC	INR	3,282	40,000	39,890	—	(110)
Expiring 08/18/23	MSC	INR	3,271	40,000	39,760	—	(240)
Expiring 08/18/23	MSC	INR	2,470	30,000	30,018	18	—
Expiring 08/18/23	MSC	INR	2,465	30,000	29,967	—	(33)
Expiring 08/18/23	MSC	INR	2,465	30,000	29,965	—	(35)
Expiring 08/18/23	MSC	INR	2,463	30,000	29,934	—	(66)
Expiring 08/18/23	MSC	INR	2,463	30,000	29,935	—	(65)
Expiring 08/18/23	MSC	INR	2,461	30,000	29,916	—	(84)
Expiring 08/18/23	MSC	INR	1,636	20,000	19,883	—	(117)
Expiring 08/18/23	MSC	INR	824	10,000	10,011	11	—
Expiring 08/18/23	MSC	INR	823	10,000	9,999	—	(1)
Expiring 08/18/23	MSC	INR	822	10,000	9,989	—	(11)
Expiring 08/18/23	MSC	INR	822	10,000	9,989	—	(11)
Expiring 08/18/23	MSC	INR	821	10,000	9,984	—	(16)
Expiring 08/18/23	MSC	INR	821	10,000	9,977	—	(23)
Expiring 08/18/23	MSC	INR	821	10,000	9,977	—	(23)
Expiring 08/18/23	MSC	INR	821	10,000	9,976	—	(24)
Expiring 08/18/23	MSC	INR	820	10,000	9,972	—	(28)
Expiring 08/18/23	MSC	INR	820	10,000	9,973	—	(27)
Expiring 08/18/23	MSC	INR	820	10,000	9,972	—	(28)
Indonesian Rupiah,
Expiring 08/16/23	MSC	IDR	302,160	20,000	20,017	17	—
Expiring 08/16/23	MSC	IDR	149,887	10,000	9,929	—	(71)
Expiring 08/16/23	MSC	IDR	149,384	10,000	9,896	—	(104)
Israeli Shekel,
Expiring 08/16/23	MSC	ILS	289	79,720	78,542	—	(1,178)
Expiring 08/16/23	MSC	ILS	74	20,113	20,188	75	—
Expiring 08/16/23	MSC	ILS	72	20,036	19,563	—	(473)
Expiring 08/16/23	MSC	ILS	36	10,000	9,815	—	(185)
Japanese Yen,
Expiring 08/16/23	MSC	JPY	197,912	1,406,503	1,394,826	—	(11,677)
Expiring 08/16/23	MSC	JPY	158,998	1,142,698	1,120,575	—	(22,123)
Expiring 08/16/23	MSC	JPY	74,275	531,461	523,470	—	(7,991)
Expiring 08/16/23	MSC	JPY	30,408	221,140	214,307	—	(6,833)
Expiring 08/16/23	MSC	JPY	26,542	190,000	187,063	—	(2,937)
Expiring 08/16/23	MSC	JPY	24,863	180,850	175,225	—	(5,625)
Expiring 08/16/23	MSC	JPY	23,527	170,908	165,813	—	(5,095)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2023
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 08/16/23	MSC	JPY	18,019	$130,761	$126,992	$—	$(3,769)
Expiring 08/16/23	MSC	JPY	16,637	120,729	117,249	—	(3,480)
Expiring 08/16/23	MSC	JPY	12,435	90,434	87,640	—	(2,794)
Expiring 08/16/23	MSC	JPY	9,696	70,137	68,333	—	(1,804)
Expiring 08/16/23	MSC	JPY	5,545	40,241	39,081	—	(1,160)
Expiring 08/16/23	MSC	JPY	2,768	20,106	19,507	—	(599)
Expiring 08/16/23	MSC	JPY	1,389	10,044	9,791	—	(253)
Expiring 08/16/23	MSC	JPY	1,388	10,040	9,782	—	(258)
Expiring 08/16/23	MSC	JPY	1,384	10,053	9,753	—	(300)
Mexican Peso,
Expiring 08/16/23	MSC	MXN	21,365	1,260,000	1,272,142	12,142	—
Expiring 08/16/23	MSC	MXN	3,052	180,000	181,735	1,735	—
Expiring 08/16/23	MSC	MXN	1,515	89,549	90,215	666	—
Expiring 08/16/23	MSC	MXN	1,178	69,714	70,161	447	—
Expiring 08/16/23	MSC	MXN	1,173	69,664	69,864	200	—
Expiring 08/16/23	MSC	MXN	1,013	59,795	60,340	545	—
Expiring 08/16/23	MSC	MXN	1,005	59,812	59,822	10	—
Expiring 08/16/23	MSC	MXN	1,004	59,833	59,774	—	(59)
Expiring 08/16/23	MSC	MXN	665	39,882	39,617	—	(265)
Expiring 08/16/23	MSC	MXN	505	29,850	30,072	222	—
Expiring 08/16/23	MSC	MXN	339	20,000	20,193	193	—
Expiring 08/16/23	MSC	MXN	338	19,932	20,114	182	—
Expiring 08/16/23	MSC	MXN	335	19,937	19,940	3	—
Expiring 08/16/23	MSC	MXN	335	19,885	19,942	57	—
Expiring 08/16/23	MSC	MXN	168	9,959	10,023	64	—
Expiring 08/16/23	MSC	MXN	168	9,952	9,988	36	—
Expiring 08/16/23	MSC	MXN	168	9,959	10,023	64	—
Expiring 08/16/23	MSC	MXN	168	9,952	9,988	36	—
Expiring 08/16/23	MSC	MXN	167	9,982	9,971	—	(11)
Expiring 08/16/23	MSC	MXN	167	9,972	9,962	—	(10)
Expiring 08/16/23	MSC	MXN	166	9,970	9,904	—	(66)
Expiring 08/16/23	MSC	MXN	166	9,971	9,906	—	(65)
New Taiwanese Dollar,
Expiring 08/16/23	MSC	TWD	9,892	320,000	314,476	—	(5,524)
Expiring 08/16/23	MSC	TWD	4,329	140,000	137,619	—	(2,381)
Expiring 08/16/23	MSC	TWD	4,328	140,000	137,598	—	(2,402)
Expiring 08/16/23	MSC	TWD	4,022	130,000	127,884	—	(2,116)
Expiring 08/16/23	MSC	TWD	4,019	130,000	127,781	—	(2,219)
Expiring 08/16/23	MSC	TWD	2,473	80,000	78,620	—	(1,380)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2023
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 08/16/23	MSC	TWD	2,455	$80,000	$78,042	$—	$(1,958)
Expiring 08/16/23	MSC	TWD	2,164	70,000	68,791	—	(1,209)
Expiring 08/16/23	MSC	TWD	2,148	70,000	68,302	—	(1,698)
Expiring 08/16/23	MSC	TWD	1,247	40,000	39,655	—	(345)
Expiring 08/16/23	MSC	TWD	1,239	40,000	39,379	—	(621)
Expiring 08/16/23	MSC	TWD	927	30,000	29,460	—	(540)
Expiring 08/16/23	MSC	TWD	921	30,000	29,293	—	(707)
Expiring 08/16/23	MSC	TWD	629	20,000	19,999	—	(1)
Expiring 08/16/23	MSC	TWD	628	20,000	19,964	—	(36)
Expiring 08/16/23	MSC	TWD	312	10,000	9,923	—	(77)
Expiring 08/16/23	MSC	TWD	312	10,000	9,916	—	(84)
Expiring 08/16/23	MSC	TWD	312	10,000	9,913	—	(87)
Expiring 08/16/23	MSC	TWD	309	10,000	9,821	—	(179)
New Zealand Dollar,
Expiring 08/16/23	MSC	NZD	290	180,439	180,125	—	(314)
Expiring 08/16/23	MSC	NZD	210	130,642	130,435	—	(207)
Expiring 08/16/23	MSC	NZD	180	111,018	111,801	783	—
Expiring 08/16/23	MSC	NZD	140	86,205	86,957	752	—
Expiring 08/16/23	MSC	NZD	90	57,506	55,901	—	(1,605)
Expiring 08/16/23	MSC	NZD	70	44,634	43,478	—	(1,156)
Expiring 08/16/23	MSC	NZD	50	31,100	31,056	—	(44)
Expiring 08/16/23	MSC	NZD	40	24,967	24,845	—	(122)
Expiring 08/16/23	MSC	NZD	40	24,836	24,845	9	—
Expiring 08/16/23	MSC	NZD	40	25,505	24,845	—	(660)
Expiring 08/16/23	MSC	NZD	30	18,827	18,634	—	(193)
Expiring 08/16/23	MSC	NZD	30	18,660	18,633	—	(27)
Expiring 08/16/23	MSC	NZD	30	18,472	18,633	161	—
Expiring 08/16/23	MSC	NZD	30	19,129	18,634	—	(495)
Expiring 08/16/23	MSC	NZD	20	12,483	12,422	—	(61)
Expiring 08/16/23	MSC	NZD	20	12,753	12,423	—	(330)
Expiring 08/16/23	MSC	NZD	10	6,299	6,211	—	(88)
Expiring 08/16/23	MSC	NZD	10	6,378	6,211	—	(167)
Expiring 08/16/23	MSC	NZD	10	6,178	6,211	33	—
Expiring 08/16/23	MSC	NZD	10	6,220	6,211	—	(9)
Expiring 08/16/23	MSC	NZD	10	6,215	6,212	—	(3)
Expiring 08/16/23	MSC	NZD	10	6,209	6,211	2	—
Norwegian Krone,
Expiring 08/16/23	MSC	NOK	6,771	670,018	668,511	—	(1,507)
Expiring 08/16/23	MSC	NOK	4,272	422,464	421,787	—	(677)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2023
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 08/16/23	MSC	NOK	3,922	$392,011	$387,223	$—	$(4,788)
Expiring 08/16/23	MSC	NOK	1,117	110,500	110,296	—	(204)
Expiring 08/16/23	MSC	NOK	894	88,038	88,311	273	—
Expiring 08/16/23	MSC	NOK	561	55,110	55,388	278	—
Expiring 08/16/23	MSC	NOK	560	55,967	55,283	—	(684)
Expiring 08/16/23	MSC	NOK	337	33,737	33,301	—	(436)
Expiring 08/16/23	MSC	NOK	337	33,359	33,284	—	(75)
Expiring 08/16/23	MSC	NOK	225	22,486	22,241	—	(245)
Expiring 08/16/23	MSC	NOK	225	22,494	22,262	—	(232)
Expiring 08/16/23	MSC	NOK	224	22,276	22,157	—	(119)
Expiring 08/16/23	MSC	NOK	223	22,053	21,986	—	(67)
Expiring 08/16/23	MSC	NOK	223	22,053	21,986	—	(67)
Expiring 08/16/23	MSC	NOK	113	11,243	11,148	—	(95)
Expiring 08/16/23	MSC	NOK	113	11,243	11,148	—	(95)
Expiring 08/16/23	MSC	NOK	112	11,134	11,066	—	(68)
Expiring 08/16/23	MSC	NOK	112	11,096	11,062	—	(34)
Expiring 08/16/23	MSC	NOK	112	11,193	11,056	—	(137)
Expiring 08/16/23	MSC	NOK	112	11,194	11,057	—	(137)
Expiring 08/16/23	MSC	NOK	112	11,223	11,044	—	(179)
Expiring 08/16/23	MSC	NOK	112	11,219	11,105	—	(114)
Expiring 08/16/23	MSC	NOK	111	11,066	10,988	—	(78)
Philippine Peso,
Expiring 08/16/23	MSC	PHP	6,053	110,000	110,563	563	—
Expiring 08/16/23	MSC	PHP	1,097	20,000	20,029	29	—
Expiring 08/16/23	MSC	PHP	547	10,000	9,985	—	(15)
Expiring 08/16/23	MSC	PHP	546	10,000	9,968	—	(32)
Expiring 08/16/23	MSC	PHP	544	10,000	9,928	—	(72)
Expiring 08/16/23	MSC	PHP	544	10,000	9,938	—	(62)
Polish Zloty,
Expiring 08/16/23	MSC	PLN	267	66,534	66,529	—	(5)
Expiring 08/16/23	MSC	PLN	267	66,944	66,525	—	(419)
Expiring 08/16/23	MSC	PLN	266	66,089	66,348	259	—
Expiring 08/16/23	MSC	PLN	264	66,195	65,955	—	(240)
Expiring 08/16/23	MSC	PLN	221	55,127	55,046	—	(81)
Expiring 08/16/23	MSC	PLN	178	44,323	44,455	132	—
Expiring 08/16/23	MSC	PLN	177	43,931	44,100	169	—
Expiring 08/16/23	MSC	PLN	89	22,136	22,202	66	—
Expiring 08/16/23	MSC	PLN	89	22,291	22,151	—	(140)
Expiring 08/16/23	MSC	PLN	89	22,178	22,176	—	(2)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2023
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 08/16/23	MSC	PLN	88	$22,045	$22,013	$—	$(32)
Expiring 08/16/23	MSC	PLN	88	22,059	21,979	—	(80)
Expiring 08/16/23	MSC	PLN	45	11,094	11,126	32	—
Expiring 08/16/23	MSC	PLN	45	11,098	11,130	32	—
Expiring 08/16/23	MSC	PLN	44	11,212	11,091	—	(121)
Expiring 08/16/23	MSC	PLN	44	11,212	11,091	—	(121)
Expiring 08/16/23	MSC	PLN	44	11,015	11,058	43	—
Expiring 08/16/23	MSC	PLN	44	10,984	11,027	43	—
Expiring 08/16/23	MSC	PLN	44	11,015	11,058	43	—
Expiring 08/16/23	MSC	PLN	—*	19	19	—	—
Singapore Dollar,
Expiring 08/16/23	MSC	SGD	120	90,064	90,118	54	—
Expiring 08/16/23	MSC	SGD	106	80,058	80,106	48	—
Expiring 08/16/23	MSC	SGD	67	50,043	50,073	30	—
Expiring 08/16/23	MSC	SGD	66	50,221	49,977	—	(244)
Expiring 08/16/23	MSC	SGD	40	30,021	30,031	10	—
Expiring 08/16/23	MSC	SGD	40	30,023	29,877	—	(146)
Expiring 08/16/23	MSC	SGD	27	20,018	20,036	18	—
Expiring 08/16/23	MSC	SGD	13	10,008	9,959	—	(49)
Expiring 08/16/23	MSC	SGD	13	10,009	10,018	9	—
South African Rand,
Expiring 08/16/23	MSC	ZAR	546	29,880	30,478	598	—
Expiring 08/16/23	MSC	ZAR	544	29,862	30,381	519	—
Expiring 08/16/23	MSC	ZAR	540	29,890	30,124	234	—
Expiring 08/16/23	MSC	ZAR	364	19,915	20,313	398	—
Expiring 08/16/23	MSC	ZAR	360	19,982	20,078	96	—
Expiring 08/16/23	MSC	ZAR	359	20,068	20,048	—	(20)
Expiring 08/16/23	MSC	ZAR	182	9,960	10,159	199	—
Expiring 08/16/23	MSC	ZAR	181	9,955	10,128	173	—
Expiring 08/16/23	MSC	ZAR	181	9,980	10,090	110	—
Expiring 08/16/23	MSC	ZAR	180	9,963	10,041	78	—
Expiring 08/16/23	MSC	ZAR	179	9,971	10,010	39	—
Expiring 08/16/23	MSC	ZAR	176	9,967	9,825	—	(142)
Expiring 08/16/23	MSC	ZAR	175	9,916	9,775	—	(141)
South Korean Won,
Expiring 08/17/23	MSC	KRW	154,533	120,000	121,055	1,055	—
Expiring 08/17/23	MSC	KRW	38,445	30,000	30,117	117	—
Expiring 08/17/23	MSC	KRW	38,209	30,000	29,931	—	(69)
Expiring 08/17/23	MSC	KRW	38,144	30,000	29,880	—	(120)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2023
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 08/17/23	MSC	KRW	38,114	$30,000	$29,857	$—	$(143)
Expiring 08/17/23	MSC	KRW	37,906	30,000	29,694	—	(306)
Expiring 08/17/23	MSC	KRW	37,799	30,000	29,610	—	(390)
Expiring 08/17/23	MSC	KRW	25,468	20,000	19,950	—	(50)
Expiring 08/17/23	MSC	KRW	25,269	20,000	19,795	—	(205)
Expiring 08/17/23	MSC	KRW	25,265	20,000	19,792	—	(208)
Expiring 08/17/23	MSC	KRW	25,161	20,000	19,711	—	(289)
Expiring 08/17/23	MSC	KRW	25,155	20,000	19,705	—	(295)
Expiring 08/17/23	MSC	KRW	12,878	10,000	10,088	88	—
Expiring 08/17/23	MSC	KRW	12,817	10,000	10,040	40	—
Expiring 08/17/23	MSC	KRW	12,795	10,000	10,023	23	—
Expiring 08/17/23	MSC	KRW	12,789	10,000	10,019	19	—
Expiring 08/17/23	MSC	KRW	12,775	10,000	10,007	7	—
Expiring 08/17/23	MSC	KRW	12,737	10,000	9,977	—	(23)
Expiring 08/17/23	MSC	KRW	12,705	10,000	9,952	—	(48)
Expiring 08/17/23	MSC	KRW	12,636	10,000	9,899	—	(101)
Expiring 08/17/23	MSC	KRW	12,614	10,000	9,881	—	(119)
Swedish Krona,
Expiring 08/16/23	MSC	SEK	9,612	924,163	913,840	—	(10,323)
Expiring 08/16/23	MSC	SEK	6,018	579,851	572,145	—	(7,706)
Expiring 08/16/23	MSC	SEK	5,037	493,970	478,878	—	(15,092)
Expiring 08/16/23	MSC	SEK	4,975	479,341	472,971	—	(6,370)
Expiring 08/16/23	MSC	SEK	1,736	166,883	165,019	—	(1,864)
Expiring 08/16/23	MSC	SEK	1,499	143,723	142,507	—	(1,216)
Expiring 08/16/23	MSC	SEK	1,272	122,323	120,957	—	(1,366)
Expiring 08/16/23	MSC	SEK	809	77,066	76,939	—	(127)
Expiring 08/16/23	MSC	SEK	694	66,239	66,010	—	(229)
Expiring 08/16/23	MSC	SEK	687	67,380	65,336	—	(2,044)
Expiring 08/16/23	MSC	SEK	580	55,255	55,164	—	(91)
Expiring 08/16/23	MSC	SEK	463	44,155	44,002	—	(153)
Expiring 08/16/23	MSC	SEK	347	33,408	32,964	—	(444)
Expiring 08/16/23	MSC	SEK	230	22,490	21,881	—	(609)
Expiring 08/16/23	MSC	SEK	230	22,490	21,900	—	(590)
Expiring 08/16/23	MSC	SEK	230	22,496	21,852	—	(644)
Expiring 08/16/23	MSC	SEK	230	22,526	21,881	—	(645)
Expiring 08/16/23	MSC	SEK	229	22,502	21,815	—	(687)
Expiring 08/16/23	MSC	SEK	116	11,130	10,982	—	(148)
Expiring 08/16/23	MSC	SEK	115	11,251	10,907	—	(344)
Expiring 08/16/23	MSC	SEK	115	11,251	10,907	—	(344)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2023
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 08/16/23	MSC	SEK	115	$11,074	$10,980	$—	$(94)
Expiring 08/16/23	MSC	SEK	115	11,044	10,907	—	(137)
Expiring 08/16/23	MSC	SEK	115	11,074	10,980	—	(94)
Swiss Franc,
Expiring 08/02/23	MSC	CHF	61	70,186	69,837	—	(349)
Expiring 08/16/23	MSC	CHF	685	792,099	787,447	—	(4,652)
Expiring 08/16/23	MSC	CHF	314	362,996	361,274	—	(1,722)
Expiring 08/16/23	MSC	CHF	180	210,401	207,317	—	(3,084)
Expiring 08/16/23	MSC	CHF	121	140,503	138,430	—	(2,073)
Expiring 08/16/23	MSC	CHF	104	120,257	119,914	—	(343)
Expiring 08/16/23	MSC	CHF	86	100,320	98,728	—	(1,592)
Expiring 08/16/23	MSC	CHF	86	100,235	98,887	—	(1,348)
Expiring 08/16/23	MSC	CHF	77	90,337	88,932	—	(1,405)
Expiring 08/16/23	MSC	CHF	61	70,041	69,920	—	(121)
Expiring 08/16/23	MSC	CHF	60	70,205	69,055	—	(1,150)
Expiring 08/16/23	MSC	CHF	60	69,702	69,294	—	(408)
Expiring 08/16/23	MSC	CHF	52	60,215	60,000	—	(215)
Expiring 08/16/23	MSC	CHF	52	60,122	59,767	—	(355)
Expiring 08/16/23	MSC	CHF	52	60,192	59,195	—	(997)
Expiring 08/16/23	MSC	CHF	34	40,076	39,489	—	(587)
Expiring 08/16/23	MSC	CHF	26	30,031	29,803	—	(228)
Expiring 08/16/23	MSC	CHF	17	20,066	19,994	—	(72)
Expiring 08/16/23	MSC	CHF	17	19,897	19,780	—	(117)
Expiring 08/16/23	MSC	CHF	17	20,057	19,787	—	(270)
Expiring 08/16/23	MSC	CHF	17	20,062	19,772	—	(290)
Expiring 08/16/23	MSC	CHF	9	10,018	9,871	—	(147)
Expiring 08/16/23	MSC	CHF	9	10,035	9,887	—	(148)
Expiring 08/16/23	MSC	CHF	9	10,021	9,942	—	(79)
Expiring 08/16/23	MSC	CHF	9	10,030	9,982	—	(48)
Thai Baht,
Expiring 08/02/23	MSC	THB	344	10,005	10,064	59	—
Expiring 08/16/23	MSC	THB	4,146	120,264	121,323	1,059	—
Expiring 08/16/23	MSC	THB	1,040	30,093	30,445	352	—
Expiring 08/16/23	MSC	THB	1,035	30,000	30,276	276	—
Expiring 08/16/23	MSC	THB	1,027	30,318	30,046	—	(272)
Expiring 08/16/23	MSC	THB	346	10,023	10,111	88	—
Expiring 08/16/23	MSC	THB	341	10,000	9,991	—	(9)
				$37,787,570	$37,557,591	73,185	(303,164)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2023
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 08/16/23	MSC	AUD	2,310	$1,548,287	$1,552,540	$—	$(4,253)
Expiring 08/16/23	MSC	AUD	500	342,895	336,048	6,847	—
Expiring 08/16/23	MSC	AUD	470	316,931	315,884	1,047	—
Expiring 08/16/23	MSC	AUD	470	315,019	315,884	—	(865)
Expiring 08/16/23	MSC	AUD	410	276,007	275,559	448	—
Expiring 08/16/23	MSC	AUD	370	247,994	248,675	—	(681)
Expiring 08/16/23	MSC	AUD	330	223,656	221,791	1,865	—
Expiring 08/16/23	MSC	AUD	300	203,436	201,628	1,808	—
Expiring 08/16/23	MSC	AUD	250	168,653	168,024	629	—
Expiring 08/16/23	MSC	AUD	210	141,448	141,140	308	—
Expiring 08/16/23	MSC	AUD	180	121,814	120,977	837	—
Expiring 08/16/23	MSC	AUD	170	113,943	114,256	—	(313)
Expiring 08/16/23	MSC	AUD	150	102,821	100,814	2,007	—
Expiring 08/16/23	MSC	AUD	140	94,483	94,093	390	—
Expiring 08/16/23	MSC	AUD	110	74,442	73,931	511	—
Expiring 08/16/23	MSC	AUD	110	74,126	73,930	196	—
Expiring 08/16/23	MSC	AUD	80	54,245	53,768	477	—
Expiring 08/16/23	MSC	AUD	70	48,005	47,046	959	—
Expiring 08/16/23	MSC	AUD	60	40,618	40,326	292	—
Expiring 08/16/23	MSC	AUD	60	40,749	40,326	423	—
Expiring 08/16/23	MSC	AUD	40	27,115	26,884	231	—
Expiring 08/16/23	MSC	AUD	30	20,489	20,163	326	—
Expiring 08/16/23	MSC	AUD	20	13,535	13,442	93	—
Expiring 08/16/23	MSC	AUD	10	6,767	6,721	46	—
Expiring 08/16/23	MSC	AUD	10	6,777	6,720	57	—
Expiring 08/16/23	MSC	AUD	10	6,746	6,721	25	—
Expiring 08/16/23	MSC	AUD	10	6,855	6,721	134	—
Expiring 08/16/23	MSC	AUD	10	6,886	6,721	165	—
Expiring 08/16/23	MSC	AUD	10	6,830	6,721	109	—
Brazilian Real,
Expiring 08/02/23	MSC	BRL	3,858	810,000	815,618	—	(5,618)
Expiring 08/02/23	MSC	BRL	905	190,000	191,318	—	(1,318)
Expiring 08/02/23	MSC	BRL	626	130,000	132,325	—	(2,325)
Expiring 08/02/23	MSC	BRL	392	80,000	82,961	—	(2,961)
Expiring 08/02/23	MSC	BRL	386	80,000	81,564	—	(1,564)
Expiring 08/02/23	MSC	BRL	337	70,000	71,311	—	(1,311)
Expiring 08/02/23	MSC	BRL	148	30,000	31,187	—	(1,187)
Expiring 08/02/23	MSC	BRL	147	30,000	31,022	—	(1,022)
Expiring 08/02/23	MSC	BRL	146	30,000	30,905	—	(905)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2023
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 08/02/23	MSC	BRL	146	$30,000	$30,912	$—	$(912)
Expiring 08/02/23	MSC	BRL	145	30,000	30,577	—	(577)
Expiring 08/02/23	MSC	BRL	144	30,000	30,545	—	(545)
Expiring 08/02/23	MSC	BRL	144	30,000	30,454	—	(454)
Expiring 08/02/23	MSC	BRL	144	30,000	30,529	—	(529)
Expiring 08/02/23	MSC	BRL	99	20,000	20,831	—	(831)
Expiring 08/02/23	MSC	BRL	98	20,000	20,794	—	(794)
Expiring 08/02/23	MSC	BRL	96	20,000	20,298	—	(298)
Expiring 08/02/23	MSC	BRL	95	20,000	20,139	—	(139)
Expiring 08/02/23	MSC	BRL	49	10,000	10,318	—	(318)
Expiring 08/02/23	MSC	BRL	49	10,000	10,264	—	(264)
Expiring 08/02/23	MSC	BRL	49	10,000	10,335	—	(335)
Expiring 08/02/23	MSC	BRL	49	10,000	10,373	—	(373)
Expiring 08/02/23	MSC	BRL	49	10,000	10,378	—	(378)
Expiring 08/02/23	MSC	BRL	49	10,000	10,290	—	(290)
Expiring 08/02/23	MSC	BRL	48	10,000	10,197	—	(197)
Expiring 08/02/23	MSC	BRL	12	2,631	2,629	2	—
Expiring 09/05/23	MSC	BRL	48	10,000	9,993	7	—
British Pound,
Expiring 08/16/23	MSC	GBP	800	1,038,464	1,026,767	11,697	—
Expiring 08/16/23	MSC	GBP	320	415,733	410,706	5,027	—
Expiring 08/16/23	MSC	GBP	170	222,439	218,188	4,251	—
Expiring 08/16/23	MSC	GBP	140	183,722	179,684	4,038	—
Expiring 08/16/23	MSC	GBP	140	183,172	179,684	3,488	—
Expiring 08/16/23	MSC	GBP	120	154,813	154,015	798	—
Expiring 08/16/23	MSC	GBP	80	104,824	102,677	2,147	—
Expiring 08/16/23	MSC	GBP	80	103,428	102,676	752	—
Expiring 08/16/23	MSC	GBP	70	90,866	89,842	1,024	—
Expiring 08/16/23	MSC	GBP	60	77,950	77,007	943	—
Expiring 08/16/23	MSC	GBP	60	78,618	77,008	1,610	—
Expiring 08/16/23	MSC	GBP	50	65,515	64,173	1,342	—
Expiring 08/16/23	MSC	GBP	50	64,157	64,173	—	(16)
Expiring 08/16/23	MSC	GBP	50	64,242	64,173	69	—
Expiring 08/16/23	MSC	GBP	30	38,825	38,504	321	—
Expiring 08/16/23	MSC	GBP	30	39,236	38,503	733	—
Expiring 08/16/23	MSC	GBP	30	38,545	38,504	41	—
Expiring 08/16/23	MSC	GBP	30	38,599	38,504	95	—
Expiring 08/16/23	MSC	GBP	20	26,158	25,670	488	—
Expiring 08/16/23	MSC	GBP	20	26,158	25,670	488	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2023
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 08/16/23	MSC	GBP	20	$26,082	$25,669	$413	$—
Expiring 08/16/23	MSC	GBP	20	25,697	25,669	28	—
Expiring 08/16/23	MSC	GBP	10	12,992	12,835	157	—
Expiring 08/16/23	MSC	GBP	10	12,866	12,834	32	—
Expiring 08/16/23	MSC	GBP	10	12,981	12,835	146	—
Expiring 08/16/23	MSC	GBP	10	13,041	12,834	207	—
Expiring 08/16/23	MSC	GBP	10	12,866	12,834	32	—
Expiring 08/16/23	MSC	GBP	10	13,103	12,835	268	—
Expiring 08/16/23	MSC	GBP	10	13,123	12,835	288	—
Expiring 08/16/23	MSC	GBP	10	12,831	12,834	—	(3)
Canadian Dollar,
Expiring 08/16/23	MSC	CAD	422	320,142	320,154	—	(12)
Expiring 08/16/23	MSC	CAD	251	190,238	190,442	—	(204)
Expiring 08/16/23	MSC	CAD	158	119,979	119,842	137	—
Expiring 08/16/23	MSC	CAD	146	111,068	110,773	295	—
Expiring 08/16/23	MSC	CAD	145	110,014	110,065	—	(51)
Expiring 08/16/23	MSC	CAD	106	80,030	80,163	—	(133)
Expiring 08/16/23	MSC	CAD	93	70,459	70,304	155	—
Expiring 08/16/23	MSC	CAD	92	70,031	70,159	—	(128)
Expiring 08/16/23	MSC	CAD	79	60,033	60,020	13	—
Expiring 08/16/23	MSC	CAD	79	60,036	59,686	350	—
Expiring 08/16/23	MSC	CAD	66	49,935	50,074	—	(139)
Expiring 08/16/23	MSC	CAD	40	29,999	30,082	—	(83)
Expiring 08/16/23	MSC	CAD	26	20,017	20,098	—	(81)
Expiring 08/16/23	MSC	CAD	13	9,985	9,990	—	(5)
Expiring 08/16/23	MSC	CAD	13	10,000	10,016	—	(16)
Expiring 08/16/23	MSC	CAD	13	10,004	10,022	—	(18)
Chilean Peso,
Expiring 08/17/23	MSC	CLP	66,471	80,000	79,075	925	—
Expiring 08/17/23	MSC	CLP	57,849	70,000	68,818	1,182	—
Expiring 08/17/23	MSC	CLP	16,260	20,000	19,344	656	—
Expiring 08/17/23	MSC	CLP	8,223	10,000	9,782	218	—
Expiring 08/17/23	MSC	CLP	8,181	10,000	9,732	268	—
Chinese Renminbi,
Expiring 08/16/23	MSC	CNH	3,013	420,000	422,257	—	(2,257)
Expiring 08/16/23	MSC	CNH	72	10,044	10,039	5	—
Expiring 08/16/23	MSC	CNH	72	10,016	10,026	—	(10)
Expiring 08/16/23	MSC	CNH	72	10,018	10,045	—	(27)
Expiring 08/16/23	MSC	CNH	72	10,028	10,082	—	(54)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2023
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 08/16/23	MSC	CNH	72	$10,022	$10,137	$—	$(115)
Expiring 08/16/23	MSC	CNH	72	10,023	10,135	—	(112)
Expiring 08/16/23	MSC	CNH	71	10,015	10,005	10	—
Expiring 08/16/23	MSC	CNH	71	10,014	10,010	4	—
Colombian Peso,
Expiring 08/16/23	MSC	COP	82,756	20,000	21,002	—	(1,002)
Expiring 08/16/23	MSC	COP	40,174	10,000	10,195	—	(195)
Czech Koruna,
Expiring 08/16/23	MSC	CZK	1,904	88,863	87,587	1,276	—
Expiring 08/16/23	MSC	CZK	1,901	89,480	87,438	2,042	—
Expiring 08/16/23	MSC	CZK	241	11,095	11,074	21	—
Expiring 08/16/23	MSC	CZK	240	11,072	11,020	52	—
Expiring 08/16/23	MSC	CZK	238	11,228	10,939	289	—
Expiring 08/16/23	MSC	CZK	238	11,108	10,948	160	—
Expiring 08/16/23	MSC	CZK	238	11,185	10,930	255	—
Euro,
Expiring 08/16/23	MSC	EUR	4,980	5,498,870	5,479,990	18,880	—
Expiring 08/16/23	MSC	EUR	610	670,979	671,244	—	(265)
Expiring 08/16/23	MSC	EUR	230	253,038	253,092	—	(54)
Expiring 08/16/23	MSC	EUR	130	144,877	143,052	1,825	—
Expiring 08/16/23	MSC	EUR	120	133,010	132,048	962	—
Expiring 08/16/23	MSC	EUR	90	99,015	99,036	—	(21)
Expiring 08/16/23	MSC	EUR	90	101,241	99,036	2,205	—
Expiring 08/16/23	MSC	EUR	80	88,013	88,032	—	(19)
Expiring 08/16/23	MSC	EUR	80	88,684	88,032	652	—
Expiring 08/16/23	MSC	EUR	80	88,402	88,032	370	—
Expiring 08/16/23	MSC	EUR	60	66,258	66,024	234	—
Expiring 08/16/23	MSC	EUR	60	66,076	66,024	52	—
Expiring 08/16/23	MSC	EUR	60	67,401	66,024	1,377	—
Expiring 08/16/23	MSC	EUR	60	66,589	66,024	565	—
Expiring 08/16/23	MSC	EUR	50	55,428	55,020	408	—
Expiring 08/16/23	MSC	EUR	40	44,147	44,016	131	—
Expiring 08/16/23	MSC	EUR	30	33,151	33,012	139	—
Expiring 08/16/23	MSC	EUR	30	33,121	33,012	109	—
Expiring 08/16/23	MSC	EUR	20	22,086	22,008	78	—
Expiring 08/16/23	MSC	EUR	20	22,086	22,008	78	—
Expiring 08/16/23	MSC	EUR	20	22,168	22,008	160	—
Expiring 08/16/23	MSC	EUR	20	22,280	22,008	272	—
Expiring 08/16/23	MSC	EUR	20	22,289	22,008	281	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2023
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 08/16/23	MSC	EUR	10	$11,040	$11,004	$36	$—
Expiring 08/16/23	MSC	EUR	10	11,040	11,004	36	—
Expiring 08/16/23	MSC	EUR	10	11,249	11,004	245	—
Expiring 08/16/23	MSC	EUR	10	11,013	11,004	9	—
Expiring 08/16/23	MSC	EUR	10	11,249	11,004	245	—
Expiring 08/16/23	MSC	EUR	10	11,144	11,004	140	—
Expiring 08/16/23	MSC	EUR	10	11,037	11,004	33	—
Expiring 08/16/23	MSC	EUR	10	11,249	11,004	245	—
Expiring 08/16/23	MSC	EUR	10	11,040	11,004	36	—
Expiring 08/16/23	MSC	EUR	10	11,086	11,004	82	—
Hungarian Forint,
Expiring 08/16/23	MSC	HUF	23,036	66,238	65,172	1,066	—
Expiring 08/16/23	MSC	HUF	18,750	55,780	53,044	2,736	—
Expiring 08/16/23	MSC	HUF	15,016	44,145	42,482	1,663	—
Expiring 08/16/23	MSC	HUF	7,559	21,578	21,384	194	—
Expiring 08/16/23	MSC	HUF	3,870	10,979	10,948	31	—
Expiring 08/16/23	MSC	HUF	3,834	11,119	10,847	272	—
Expiring 08/16/23	MSC	HUF	3,816	11,081	10,796	285	—
Expiring 08/16/23	MSC	HUF	71	201	200	1	—
Expiring 08/16/23	MSC	HUF	1	3	3	—	—
Indian Rupee,
Expiring 08/18/23	MSC	INR	8,208	100,000	99,771	229	—
Expiring 08/18/23	MSC	INR	7,386	90,000	89,775	225	—
Expiring 08/18/23	MSC	INR	7,384	90,000	89,755	245	—
Expiring 08/18/23	MSC	INR	7,383	90,000	89,742	258	—
Expiring 08/18/23	MSC	INR	6,568	80,000	79,831	169	—
Expiring 08/18/23	MSC	INR	3,295	40,000	40,053	—	(53)
Expiring 08/18/23	MSC	INR	2,472	30,000	30,042	—	(42)
Expiring 08/18/23	MSC	INR	2,465	30,000	29,961	39	—
Expiring 08/18/23	MSC	INR	823	10,000	10,008	—	(8)
Expiring 08/18/23	MSC	INR	823	10,000	10,000	—	—
Expiring 08/18/23	MSC	INR	823	10,000	10,003	—	(3)
Expiring 08/18/23	MSC	INR	821	10,000	9,984	16	—
Expiring 08/18/23	MSC	INR	821	10,000	9,983	17	—
Expiring 08/18/23	MSC	INR	820	10,000	9,972	28	—
Indonesian Rupiah,
Expiring 08/16/23	MSC	IDR	151,202	10,000	10,016	—	(16)
Expiring 08/16/23	MSC	IDR	150,105	10,000	9,944	56	—
Expiring 08/16/23	MSC	IDR	149,751	10,000	9,920	80	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2023
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel,
Expiring 08/16/23	MSC	ILS	659	$180,000	$179,333	$667	$—
Expiring 08/16/23	MSC	ILS	223	60,019	60,586	—	(567)
Expiring 08/16/23	MSC	ILS	73	20,027	19,964	63	—
Expiring 08/16/23	MSC	ILS	37	10,040	9,950	90	—
Expiring 08/16/23	MSC	ILS	37	10,089	10,142	—	(53)
Expiring 08/16/23	MSC	ILS	36	9,975	9,796	179	—
Japanese Yen,
Expiring 08/16/23	MSC	JPY	193,948	1,385,135	1,366,891	18,244	—
Expiring 08/16/23	MSC	JPY	176,425	1,270,000	1,243,392	26,608	—
Expiring 08/16/23	MSC	JPY	129,612	922,296	913,470	8,826	—
Expiring 08/16/23	MSC	JPY	68,361	482,050	481,788	262	—
Expiring 08/16/23	MSC	JPY	27,006	190,428	190,333	95	—
Expiring 08/16/23	MSC	JPY	25,005	180,000	176,229	3,771	—
Expiring 08/16/23	MSC	JPY	19,670	140,518	138,628	1,890	—
Expiring 08/16/23	MSC	JPY	18,397	130,254	129,658	596	—
Expiring 08/16/23	MSC	JPY	16,693	120,618	117,649	2,969	—
Expiring 08/16/23	MSC	JPY	16,670	120,000	117,486	2,514	—
Expiring 08/16/23	MSC	JPY	15,542	110,361	109,538	823	—
Expiring 08/16/23	MSC	JPY	15,415	110,132	108,643	1,489	—
Expiring 08/16/23	MSC	JPY	14,212	100,214	100,159	55	—
Expiring 08/16/23	MSC	JPY	14,123	100,298	99,538	760	—
Expiring 08/16/23	MSC	JPY	12,634	90,231	89,042	1,189	—
Expiring 08/16/23	MSC	JPY	11,165	80,197	78,690	1,507	—
Expiring 08/16/23	MSC	JPY	9,887	70,207	69,684	523	—
Expiring 08/16/23	MSC	JPY	8,486	60,163	59,804	359	—
Expiring 08/16/23	MSC	JPY	7,059	50,133	49,753	380	—
Expiring 08/16/23	MSC	JPY	6,946	50,000	48,952	1,048	—
Expiring 08/16/23	MSC	JPY	5,584	40,147	39,353	794	—
Expiring 08/16/23	MSC	JPY	4,252	30,105	29,967	138	—
Expiring 08/16/23	MSC	JPY	4,187	30,074	29,509	565	—
Expiring 08/16/23	MSC	JPY	4,187	30,074	29,509	565	—
Expiring 08/16/23	MSC	JPY	4,159	30,145	29,315	830	—
Expiring 08/16/23	MSC	JPY	2,843	20,044	20,033	11	—
Expiring 08/16/23	MSC	JPY	2,843	20,044	20,033	11	—
Expiring 08/16/23	MSC	JPY	2,834	20,067	19,972	95	—
Expiring 08/16/23	MSC	JPY	2,826	20,069	19,917	152	—
Expiring 08/16/23	MSC	JPY	2,823	20,046	19,894	152	—
Expiring 08/16/23	MSC	JPY	2,822	20,055	19,890	165	—
Expiring 08/16/23	MSC	JPY	2,818	20,055	19,863	192	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2023
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 08/16/23	MSC	JPY	2,809	$20,072	$19,801	$271	$—
Expiring 08/16/23	MSC	JPY	2,803	20,024	19,753	271	—
Expiring 08/16/23	MSC	JPY	2,803	20,062	19,753	309	—
Expiring 08/16/23	MSC	JPY	2,791	20,049	19,672	377	—
Expiring 08/16/23	MSC	JPY	2,778	20,093	19,576	517	—
Expiring 08/16/23	MSC	JPY	1,452	10,372	10,235	137	—
Expiring 08/16/23	MSC	JPY	1,421	10,022	10,017	5	—
Expiring 08/16/23	MSC	JPY	1,417	10,033	9,987	46	—
Expiring 08/16/23	MSC	JPY	1,412	10,030	9,955	75	—
Expiring 08/16/23	MSC	JPY	1,412	10,030	9,955	75	—
Expiring 08/16/23	MSC	JPY	1,411	10,023	9,947	76	—
Expiring 08/16/23	MSC	JPY	1,405	10,036	9,900	136	—
Expiring 08/16/23	MSC	JPY	1,404	10,026	9,894	132	—
Expiring 08/16/23	MSC	JPY	1,396	10,025	9,837	188	—
Expiring 08/16/23	MSC	JPY	1,389	10,000	9,790	210	—
Expiring 08/16/23	MSC	JPY	1,388	10,043	9,780	263	—
Expiring 08/16/23	MSC	JPY	1,385	10,037	9,760	277	—
Expiring 08/16/23	MSC	JPY	1,383	10,027	9,751	276	—
Expiring 08/16/23	MSC	JPY	8	55	54	1	—
Expiring 08/16/23	MSC	JPY	8	59	57	2	—
Expiring 08/16/23	MSC	JPY	2	14	14	—	—
Mexican Peso,
Expiring 08/16/23	MSC	MXN	5,247	308,684	312,390	—	(3,706)
Expiring 08/16/23	MSC	MXN	1,012	59,680	60,258	—	(578)
Expiring 08/16/23	MSC	MXN	169	9,947	10,043	—	(96)
Expiring 08/16/23	MSC	MXN	169	9,948	10,067	—	(119)
Expiring 08/16/23	MSC	MXN	168	9,958	10,031	—	(73)
Expiring 08/16/23	MSC	MXN	168	9,978	9,987	—	(9)
Expiring 08/16/23	MSC	MXN	168	9,954	10,015	—	(61)
Expiring 08/16/23	MSC	MXN	167	9,952	9,963	—	(11)
New Taiwanese Dollar,
Expiring 08/16/23	MSC	TWD	45,583	1,460,000	1,449,203	10,797	—
Expiring 08/16/23	MSC	TWD	31,221	1,000,000	992,605	7,395	—
Expiring 08/16/23	MSC	TWD	7,805	250,000	248,151	1,849	—
Expiring 08/16/23	MSC	TWD	3,768	120,000	119,808	192	—
Expiring 08/16/23	MSC	TWD	3,423	110,000	108,816	1,184	—
Expiring 08/16/23	MSC	TWD	3,137	100,000	99,722	278	—
Expiring 08/16/23	MSC	TWD	3,100	100,000	98,561	1,439	—
Expiring 08/16/23	MSC	TWD	2,793	90,000	88,807	1,193	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2023
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 08/16/23	MSC	TWD	2,515	$80,000	$79,955	$45	$—
Expiring 08/16/23	MSC	TWD	1,884	60,000	59,905	95	—
Expiring 08/16/23	MSC	TWD	941	30,000	29,914	86	—
Expiring 08/16/23	MSC	TWD	937	30,000	29,787	213	—
Expiring 08/16/23	MSC	TWD	931	30,000	29,605	395	—
Expiring 08/16/23	MSC	TWD	930	30,000	29,567	433	—
Expiring 08/16/23	MSC	TWD	627	20,000	19,945	55	—
Expiring 08/16/23	MSC	TWD	622	20,000	19,784	216	—
Expiring 08/16/23	MSC	TWD	620	20,000	19,712	288	—
Expiring 08/16/23	MSC	TWD	312	10,000	9,930	70	—
Expiring 08/16/23	MSC	TWD	310	10,000	9,847	153	—
Expiring 08/16/23	MSC	TWD	310	10,000	9,867	133	—
New Zealand Dollar,
Expiring 08/16/23	MSC	NZD	180	111,737	111,801	—	(64)
Expiring 08/16/23	MSC	NZD	170	105,401	105,590	—	(189)
Expiring 08/16/23	MSC	NZD	130	80,504	80,746	—	(242)
Expiring 08/16/23	MSC	NZD	120	74,382	74,534	—	(152)
Expiring 08/16/23	MSC	NZD	90	55,811	55,901	—	(90)
Expiring 08/16/23	MSC	NZD	60	37,156	37,268	—	(112)
Expiring 08/16/23	MSC	NZD	60	37,367	37,268	99	—
Expiring 08/16/23	MSC	NZD	30	18,529	18,634	—	(105)
Expiring 08/16/23	MSC	NZD	30	18,993	18,634	359	—
Expiring 08/16/23	MSC	NZD	20	12,754	12,423	331	—
Expiring 08/16/23	MSC	NZD	20	12,569	12,422	147	—
Expiring 08/16/23	MSC	NZD	20	12,402	12,422	—	(20)
Expiring 08/16/23	MSC	NZD	20	12,402	12,422	—	(20)
Expiring 08/16/23	MSC	NZD	20	12,352	12,422	—	(70)
Expiring 08/16/23	MSC	NZD	10	6,228	6,211	17	—
Expiring 08/16/23	MSC	NZD	10	6,295	6,211	84	—
Expiring 08/16/23	MSC	NZD	10	6,228	6,211	17	—
Expiring 08/16/23	MSC	NZD	10	6,201	6,211	—	(10)
Expiring 08/16/23	MSC	NZD	10	6,208	6,212	—	(4)
Norwegian Krone,
Expiring 08/16/23	MSC	NOK	2,689	266,775	265,444	1,331	—
Expiring 08/16/23	MSC	NOK	673	66,688	66,416	272	—
Expiring 08/16/23	MSC	NOK	557	55,036	54,950	86	—
Expiring 08/16/23	MSC	NOK	446	44,020	43,990	30	—
Expiring 08/16/23	MSC	NOK	337	33,529	33,255	274	—
Expiring 08/16/23	MSC	NOK	336	33,329	33,155	174	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2023
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 08/16/23	MSC	NOK	336	$33,262	$33,156	$106	$—
Expiring 08/16/23	MSC	NOK	334	33,227	33,021	206	—
Expiring 08/16/23	MSC	NOK	113	11,254	11,121	133	—
Expiring 08/16/23	MSC	NOK	112	11,143	11,098	45	—
Expiring 08/16/23	MSC	NOK	112	11,073	11,028	45	—
Expiring 08/16/23	MSC	NOK	112	11,185	11,094	91	—
Expiring 08/16/23	MSC	NOK	112	11,017	11,009	8	—
Expiring 08/16/23	MSC	NOK	112	11,044	11,009	35	—
Philippine Peso,
Expiring 08/16/23	MSC	PHP	1,635	30,000	29,867	133	—
Expiring 08/16/23	MSC	PHP	544	10,000	9,939	61	—
Polish Zloty,
Expiring 08/16/23	MSC	PLN	311	78,414	77,607	807	—
Expiring 08/16/23	MSC	PLN	311	77,821	77,543	278	—
Expiring 08/16/23	MSC	PLN	178	44,492	44,333	159	—
Expiring 08/16/23	MSC	PLN	133	33,378	33,215	163	—
Expiring 08/16/23	MSC	PLN	44	11,202	11,087	115	—
Singapore Dollar,
Expiring 08/16/23	MSC	SGD	935	700,000	704,048	—	(4,048)
Expiring 08/16/23	MSC	SGD	241	180,000	181,041	—	(1,041)
Expiring 08/16/23	MSC	SGD	227	170,000	170,983	—	(983)
Expiring 08/16/23	MSC	SGD	106	79,956	79,819	137	—
Expiring 08/16/23	MSC	SGD	93	70,104	70,154	—	(50)
Expiring 08/16/23	MSC	SGD	93	70,129	70,047	82	—
Expiring 08/16/23	MSC	SGD	80	60,065	60,058	7	—
Expiring 08/16/23	MSC	SGD	67	50,040	50,112	—	(72)
Expiring 08/16/23	MSC	SGD	66	50,038	49,998	40	—
Expiring 08/16/23	MSC	SGD	53	40,035	39,913	122	—
Expiring 08/16/23	MSC	SGD	27	20,030	20,059	—	(29)
Expiring 08/16/23	MSC	SGD	27	20,011	19,950	61	—
Expiring 08/16/23	MSC	SGD	27	20,032	19,980	52	—
Expiring 08/16/23	MSC	SGD	13	10,018	10,032	—	(14)
Expiring 08/16/23	MSC	SGD	13	10,009	9,985	24	—
Expiring 08/16/23	MSC	SGD	13	10,010	9,933	77	—
Expiring 08/16/23	MSC	SGD	13	10,022	9,945	77	—
Expiring 08/16/23	MSC	SGD	13	10,015	9,949	66	—
Expiring 08/16/23	MSC	SGD	13	10,014	10,021	—	(7)
Expiring 08/16/23	MSC	SGD	13	10,015	10,022	—	(7)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2023
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 08/16/23	MSC	ZAR	5,186	$280,000	$289,496	$—	$(9,496)
Expiring 08/16/23	MSC	ZAR	1,111	60,000	62,035	—	(2,035)
Expiring 08/16/23	MSC	ZAR	741	40,000	41,357	—	(1,357)
Expiring 08/16/23	MSC	ZAR	358	19,875	19,977	—	(102)
Expiring 08/16/23	MSC	ZAR	176	9,934	9,803	131	—
South Korean Won,
Expiring 08/17/23	MSC	KRW	25,424	20,000	19,917	83	—
Expiring 08/17/23	MSC	KRW	25,288	20,000	19,810	190	—
Expiring 08/17/23	MSC	KRW	12,764	10,000	9,999	1	—
Expiring 08/17/23	MSC	KRW	12,712	10,000	9,958	42	—
Expiring 08/17/23	MSC	KRW	12,636	10,000	9,898	102	—
Swedish Krona,
Expiring 08/16/23	MSC	SEK	3,695	355,415	351,321	4,094	—
Expiring 08/16/23	MSC	SEK	1,609	154,754	152,998	1,756	—
Expiring 08/16/23	MSC	SEK	1,498	144,711	142,445	2,266	—
Expiring 08/16/23	MSC	SEK	1,152	110,055	109,530	525	—
Expiring 08/16/23	MSC	SEK	1,147	111,766	109,058	2,708	—
Expiring 08/16/23	MSC	SEK	807	77,538	76,756	782	—
Expiring 08/16/23	MSC	SEK	693	66,750	65,875	875	—
Expiring 08/16/23	MSC	SEK	576	55,117	54,810	307	—
Expiring 08/16/23	MSC	SEK	461	44,094	43,848	246	—
Expiring 08/16/23	MSC	SEK	346	33,251	32,915	336	—
Expiring 08/16/23	MSC	SEK	230	22,516	21,889	627	—
Expiring 08/16/23	MSC	SEK	230	22,417	21,874	543	—
Expiring 08/16/23	MSC	SEK	229	22,472	21,808	664	—
Expiring 08/16/23	MSC	SEK	229	22,358	21,816	542	—
Expiring 08/16/23	MSC	SEK	115	11,113	10,939	174	—
Expiring 08/16/23	MSC	SEK	115	11,218	10,937	281	—
Expiring 08/16/23	MSC	SEK	115	11,091	10,968	123	—
Swiss Franc,
Expiring 08/02/23	MSC	CHF	104	120,076	119,727	349	—
Expiring 08/16/23	MSC	CHF	1,549	1,770,000	1,779,408	—	(9,408)
Expiring 08/16/23	MSC	CHF	139	160,035	159,357	678	—
Expiring 08/16/23	MSC	CHF	104	120,341	118,944	1,397	—
Expiring 08/16/23	MSC	CHF	104	120,183	119,525	658	—
Expiring 08/16/23	MSC	CHF	78	90,324	89,114	1,210	—
Expiring 08/16/23	MSC	CHF	78	90,291	89,136	1,155	—
Expiring 08/16/23	MSC	CHF	61	70,290	69,947	343	—
Expiring 08/16/23	MSC	CHF	61	70,166	69,728	438	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2023
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 08/16/23	MSC	CHF	44	$50,000	$50,266	$—	$(266)
Expiring 08/16/23	MSC	CHF	26	30,074	29,928	146	—
Expiring 08/16/23	MSC	CHF	17	20,000	19,746	254	—
Expiring 08/16/23	MSC	CHF	17	20,051	19,915	136	—
Expiring 08/16/23	MSC	CHF	9	10,019	9,842	177	—
Expiring 08/16/23	MSC	CHF	9	10,022	9,941	81	—
Thai Baht,
Expiring 08/16/23	MSC	THB	4,523	130,000	132,339	—	(2,339)
Expiring 08/16/23	MSC	THB	2,087	60,000	61,079	—	(1,079)
Expiring 08/16/23	MSC	THB	1,035	30,105	30,274	—	(169)
Expiring 08/16/23	MSC	THB	346	10,025	10,117	—	(92)
Expiring 08/16/23	MSC	THB	345	10,025	10,093	—	(68)
Expiring 08/16/23	MSC	THB	345	10,025	10,093	—	(68)
Expiring 08/16/23	MSC	THB	345	10,033	10,089	—	(56)
Expiring 08/16/23	MSC	THB	344	10,024	10,073	—	(49)
Expiring 08/16/23	MSC	THB	344	10,019	10,078	—	(59)
Expiring 08/16/23	MSC	THB	341	10,018	9,987	31	—
Expiring 08/16/23	MSC	THB	341	10,018	9,987	31	—
Expiring 08/16/23	MSC	THB	341	10,068	9,991	77	—
Expiring 08/16/23	MSC	THB	341	10,068	9,991	77	—
Expiring 08/16/23	MSC	THB	341	9,980	9,966	14	—
Expiring 08/16/23	MSC	THB	339	10,000	9,927	73	—
				$39,177,129	$39,006,299	246,774	(75,944)
						$319,959	$(379,108)
* Less than 500.
Cross currency exchange contracts outstanding at July 31, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
08/16/23	Buy	CZK	718	EUR	30	$—	$(11)	MSC
08/16/23	Buy	CZK	20,569	EUR	860	—	(303)	MSC
08/16/23	Buy	EUR	10	NOK	112	—	(49)	MSC
08/16/23	Buy	EUR	10	SEK	115	38	—	MSC
08/16/23	Buy	EUR	110	SEK	1,288	—	(1,446)	MSC

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2023
Cross currency exchange contracts outstanding at July 31, 2023 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
08/16/23	Buy	EUR	140	NOK	1,592	$—	$(3,096)	MSC
08/16/23	Buy	EUR	200	SEK	2,342	—	(2,629)	MSC
08/16/23	Buy	EUR	990	SEK	11,595	—	(13,014)	MSC
08/16/23	Buy	EUR	2,200	NOK	25,013	—	(48,654)	MSC
08/16/23	Buy	EUR	2,770	SEK	32,442	—	(36,413)	MSC
08/16/23	Buy	HUF	11,443	EUR	30	—	(639)	MSC
08/16/23	Buy	HUF	232,677	EUR	610	—	(12,979)	MSC
08/16/23	Buy	PLN	89	EUR	20	281	—	MSC
08/16/23	Buy	PLN	938	EUR	210	2,943	—	MSC
08/16/23	Buy	PLN	3,306	EUR	740	10,375	—	MSC
						$13,637	$(119,233)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).